Commitments (Details) ₽ in Thousands, ₪ in Thousands, $ in Thousands	11 Months Ended		12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 RUB (₽)	May 31, 2026 USD ($)	May 31, 2026 ILS (₪)	Mar. 16, 2026 USD ($)	Mar. 16, 2026 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Commitments [Line Items]
Lease expenses							$ 272	$ 170	$ 119
Forecast [Member]
Commitments [Line Items]
Monthly fee	$ 3	₽ 249	$ 18	₪ 55	$ 4	€ 3,500